UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07418

Legg Mason Global Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Repor t

Legg Mason

Batterymarch

International Equity Trust

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Batterymarch International Equity Trust

Fund objective

The Fund seeks maximum long-term total return.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason International Equity Trust. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Batterymarch International Equity Trust for the six-month reporting period ended June 30, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting Chairman	David R. Odenath President

July 30, 2010

Legg Mason Batterymarch International Equity Trust	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand, economic data generally weakened toward the end of the six months ended June 30, 2010. Economic growth overseas was mixed, as many developed countries experienced challenging conditions, while emerging market countries generally enjoyed solid expansions. The combination of these factors had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month. However, the unemployment rate fell to 9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June, respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Outside of the U.S., economic news was dominated by the sovereign debt crisis in Europe. In May, the European Union and International Monetary Fund (“IMF”) announced a €750 billion ($955 billion) plan to aid fiscally-troubled Eurozone countries. Despite this, investors were skeptical that the bailout plan would be sufficient to stem the contagion of the debt crisis to other peripheral European countries. Given the economic strains in the Eurozone, the IMF projected that growth in the region will be a modest 1% in 2010. Expectations for Japan’s economy are better but still relatively tepid, as the IMF’s forecast for the country’s economy is a 2.4% expansion in 2010. In contrast, many emerging market countries are experiencing strong economic growth. The IMF projected that China’s economy will expand 10.5% in 2010 and India’s economy will grow 9.4% during the year.

Financial market overview

During the first half of the reporting period, the global financial markets were largely characterized by healthy investor risk appetite and solid results by the stock market. However, the market experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious.

IV	Legg Mason Batterymarch International Equity Trust

Investment commentary (cont’d)

At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and test instruments to exit from the period of unusually accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

As a result of the economic challenges in the Eurozone, the European Central Bank (“ECB”) kept interest rates at 1% during the reporting period. The ECB has kept rates at this historic low since the middle of 2009. Similar stances were taken by the Bank of England and the Bank of Japan, keeping rates at 0.5% and 0.1%, respectively, during the six months ended June 30, 2010. In contrast, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to tame inflation.

Equity market review

After a solid start, the U.S. equity market, as measured by the S&P 500 Indexvi (the “Index”), fell sharply in May and June. This sell-off dragged the Index down into negative territory for the six months ended June 30, 2010. Looking back, after a brief setback in January 2010, the Index rose during the next three months of 2010 – advancing a total of 11.05%. There were a number of factors contributing to the stock market’s ascent, including improving economic conditions, strong investor demand and the accommodative monetary policy by the Fed.

However, robust investor appetite was replaced with heightened risk aversion in May and June. This was largely due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. After reaching a nineteen-month high on April 23, 2010, the market fell into “correction territory” in May, as it plunged more than 10%. This marked the first correction since November 2007. All told, the Index returned -6.65% over the six months ended June 30, 2010. While the Index on June 30, 2010 was more than 50% higher than its twelve-year low on March 9, 2009, it declined approximately 15% from its high on April 23, 2010.

The international developed equity market, as measured by the MSCI EAFE Indexvii, also posted a negative return and lagged its U.S. counterpart during the six months ended June 30, 2010. With the exception of a brief rally in March, the MSCI EAFE Index declined during each of the other five months covered by this report. This was due to a number of factors, including concerns regarding the debt crisis in Greece and fears that it could spread to other European countries. In addition, more subdued economic growth and the strengthening U.S. dollar negatively impacted the international developed equity market. All told, the MSCI EAFE Index returned -13.23% during the reporting period. Emerging market equities also generated poor results, although they fared relatively better than international developed equities, given their stronger growth rates. During the six months ended June 30, 2010, the MSCI Emerging Markets Indexviii returned -6.17%.

Performance review

For the six months ended June 30, 2010, Class C shares of Legg Mason Batterymarch International Equity Trust, excluding sales charges, returned -14.17%. The Fund’s unmanaged benchmark, the MSCI EAFE Index, returned -13.23% for the same period. The Lipper International Large-Cap Core Funds Category Average1 returned -13.21% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 403 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Batterymarch International Equity Trust	V

Performance Snapshot as of June 30, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Batterymarch International Equity Trust:
Class A	-13.86%
Class C	-14.17%
Class FI1	-13.92%
Class R	-13.99%
Class I1	-13.71%
Class IS1	-13.71%
MSCI EAFE Index	-13.23%
Lipper International Large-Cap Core Funds Category Average	-13.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Shares redeemed or exchanged within sixty days of purchase will be subject to a 2% redemption fee. Performance does not reflect the redemption fee, which would reduce the performance shown. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.19%, 1.98%, 1.28%, 1.89%, 0.91% and 0.86%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.35% for Class A shares, 2.10% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 1.10% for Class I shares and 1.10% for Class IS shares. In addition, total annual operating expenses for Class IS shares will not exceed those of Class I shares. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Directors’ consent.

The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Vice President

July 30, 2010

RISKS: International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than securities markets of the U.S. and more developed countries. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Projections and forecasts are inherently limited and should not be relied upon as indicators of future performance. Investors should not use this information as the sole basis for investment decisions.

[1]	Prior to October 5, 2009, Class FI, Class I and Class IS were known as the Financial Intermediary Class, Institutional Class and Institutional Select Class, respectively.

VI	Legg Mason Batterymarch International Equity Trust

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

viii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2010 and December 31, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-13.86%	$1,000.00	$861.40	1.23%	$5.68	Class A	5.00%	$1,000.00	$1,018.70	1.23%	$6.16
Class C	-14.17	1,000.00	858.30	1.98	9.12	Class C	5.00	1,000.00	1,014.98	1.98	9.89
Class FI	-13.92	1,000.00	860.80	1.29	5.95	Class FI	5.00	1,000.00	1,018.40	1.29	6.46
Class R	-13.99	1,000.00	860.10	1.60	7.38	Class R	5.00	1,000.00	1,016.86	1.60	8.00
Class I	-13.71	1,000.00	862.90	0.94	4.34	Class I	5.00	1,000.00	1,020.13	0.94	4.71
Class IS	-13.71	1,000.00	862.90	0.86	3.97	Class IS	5.00	1,000.00	1,020.53	0.86	4.31

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2010

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Common Stocks — 97.1%
Consumer Discretionary — 12.3%
Auto Components — 1.9%
Bridgestone Corp.	303,600	$4,813,034	(a)
Compagnie Generale des Etablissements Michelin, Class B Shares	25,369	1,768,401	(a)
GKN PLC	892,686	1,531,592	*(a)
Valeo SA	42,907	1,155,879	*(a)
Total Auto Components		9,268,906
Automobiles — 4.8%
Bayerische Motoren Werke AG	108,688	5,257,045	(a)
Daimler AG, Registered Shares	77,068	3,902,506	*(a)
Honda Motor Co., Ltd.	209,500	6,084,198	(a)
Nissan Motor Co., Ltd.	641,400	4,446,326	*(a)
Toyota Motor Corp.	119,075	4,094,914	(a)
Total Automobiles		23,784,989
Household Durables — 0.8%
Sony Corp.	152,400	4,056,610	(a)
Leisure Equipment & Products — 1.7%
Fuji Photo Film Co., Ltd.	128,200	3,687,806	(a)
Sega Sammy Holdings Inc.	346,800	4,964,578	(a)
Total Leisure Equipment & Products		8,652,384
Media — 1.0%
Vivendi Universal SA	249,704	5,051,721	(a)
Multiline Retail — 0.8%
Next PLC	130,069	3,849,027	(a)
Specialty Retail — 0.2%
Kingfisher PLC	382,151	1,185,956	(a)
Textiles, Apparel & Luxury Goods — 1.1%
Burberry Group PLC	232,760	2,624,699	(a)
Christian Dior SA	33,067	3,141,939	(a)
Total Textiles, Apparel & Luxury Goods		5,766,638
Total Consumer Discretionary		61,616,231
Consumer Staples — 9.8%
Beverages — 1.6%
Anheuser-Busch InBev NV	105,646	5,074,598	(a)
Heineken Holding NV	77,500	2,827,411	(a)
Total Beverages		7,902,009
Food & Staples Retailing — 2.9%
Aeon Co., Ltd.	374,600	3,975,861	(a)
Alimentation Couche-Tard Inc., Class B Shares	125,300	2,106,872
Casino Guichard Perrachon SA	30,946	2,336,903	(a)
Delhaize Group	25,907	1,875,866	(a)
Tesco PLC	713,796	4,019,012	(a)
Total Food & Staples Retailing		14,314,514
Food Products — 3.9%
Ajinomoto Co. Inc.	108,000	977,994	(a)
China Yurun Food Group Ltd.	856,000	2,679,593	(a)
CSM NV	59,043	1,754,104	(a)

See Notes to Financial Statements.

4	Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Food Products — continued
Marine Harvest ASA	4,518,269	$2,991,943	(a)
MEIJI Holdings Co., Ltd.	40,400	1,650,741	(a)
Nestle SA, Registered Shares	104,930	5,062,870	(a)
Tate & Lyle PLC	553,749	3,679,279	(a)
Unilever NV, CVA	29,592	806,835	(a)
Total Food Products		19,603,359
Tobacco — 1.4%
British American Tobacco PLC	172,459	5,460,881	(a)
Imperial Tobacco Group PLC	61,814	1,723,516	(a)
Total Tobacco		7,184,397
Total Consumer Staples		49,004,279
Energy — 7.2%
Energy Equipment & Services — 0.8%
Acergy SA	128,800	1,910,679	(a)
Aker Solutions ASA	180,800	2,070,946	(a)
Total Energy Equipment & Services		3,981,625
Oil, Gas & Consumable Fuels — 6.4%
BG Group PLC	115,805	1,714,273	(a)
BP PLC	1,443,189	6,931,235	(a)
Eni SpA	175,161	3,215,452	(a)
OMV AG	61,345	1,848,844	(a)
Pacific Rubiales Energy Corp.	66,100	1,481,514	*
Royal Dutch Shell PLC, Class A Shares	305,665	7,755,984
Royal Dutch Shell PLC, Class B Shares	108,164	2,618,795	(a)
Total SA	92,732	4,126,990	(a)
Yanzhou Coal Mining Co., Ltd., Class H Shares	1,170,000	2,253,348	(a)
Total Oil, Gas & Consumable Fuels		31,946,435
Total Energy		35,928,060
Financials — 21.2%
Capital Markets — 2.4%
Credit Suisse Group AG, Registered Shares	117,143	4,402,674	(a)
Deutsche Bank AG, Registered Shares	66,976	3,786,701	(a)
ICAP PLC	218,296	1,308,513	(a)
Macquarie Group Ltd.	42,241	1,299,922	(a)
UBS AG, Registered Shares	110,740	1,467,921	*(a)
Total Capital Markets		12,265,731
Commercial Banks — 10.9%
Australia & New Zealand Banking Group Ltd.	190,118	3,413,023	(a)
Banco Santander SA	381,048	4,004,045	(a)
Bank of China Ltd.	2,824,000	1,424,677	(a)
Bank of Montreal	47,000	2,549,227
Bank of Nova Scotia	36,900	1,700,197
Barclays PLC	318,821	1,263,973	(a)
BNP Paribas SA	54,403	2,904,816	(a)
Commonwealth Bank of Australia	44,849	1,817,755	(a)
Danske Bank A/S	68,512	1,315,780	*(a)
DNB NOR ASA	165,400	1,591,535	(a)

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	5

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Commercial Banks — continued
Erste Bank der Oesterreichischen Sparkassen AG	32,565	$1,036,001	(a)
Gunma Bank Ltd.	237,000	1,253,679	(a)
HSBC Holdings PLC	718,107	6,551,315	(a)
Mitsubishi UFJ Financial Group Inc.	793,200	3,595,703	(a)
National Australia Bank Ltd.	218,404	4,218,738	(a)
Standard Chartered PLC	247,864	6,017,128	(a)
Sumitomo Mitsui Financial Group Inc.	155,100	4,378,580	(a)
UniCredit SpA	790,800	1,755,340	(a)
Westpac Banking Corp.	104,817	1,850,995	(a)
Woori Finance Holdings Co., Ltd.	161,580	1,903,143	(a)
Total Commercial Banks		54,545,650
Consumer Finance — 0.8%
ORIX Corp.	55,030	3,996,980	(a)
Insurance — 6.1%
Allianz AG, Registered Shares	33,872	3,363,369	(a)
Amlin PLC	400,199	2,301,218	(a)
Aviva PLC	689,166	3,203,157	(a)
Baloise Holding AG	42,100	2,929,204	(a)
CNP Assurances	37,200	2,533,952	(a)
Dai-ichi Life Insurance Co., Ltd.	1,683	2,314,532	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	31,600	3,956,076	(a)
Sampo Oyj, Class A Shares	105,746	2,212,538	(a)
SCOR SE	71,513	1,366,864	(a)
Sun Life Financial Inc.	35,400	929,767
T&D Holdings Inc.	109,950	2,346,822	(a)
Tokio Marine Holdings Inc.	42,100	1,102,793	(a)
Topdanmark A/S	17,873	1,954,627	*(a)
Total Insurance		30,514,919
Real Estate Management & Development — 1.0%
Daito Trust Construction Co., Ltd.	71,000	4,013,727	(a)
Sino Land Co., Ltd.	480,000	857,386	(a)
Total Real Estate Management & Development		4,871,113
Total Financials		106,194,393
Health Care — 8.0%
Health Care Providers & Services — 0.2%
Medipal Holdings Corp.	96,700	1,150,251	(a)
Pharmaceuticals — 7.8%
AstraZeneca PLC	126,603	5,948,721	(a)
Bayer AG	89,010	4,966,318	(a)
GlaxoSmithKline PLC	397,879	6,742,927	(a)
Novartis AG, Registered Shares	159,903	7,757,925	(a)
Roche Holding AG	37,971	5,214,315	(a)
Sanofi-Aventis	94,460	5,696,210	(a)
Takeda Pharmaceutical Co., Ltd.	56,600	2,422,313	(a)
Total Pharmaceuticals		38,748,729
Total Health Care		39,898,980

See Notes to Financial Statements.

6	Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Industrials — 11.1%
Aerospace & Defense — 0.5%
MTU Aero Engines Holding AG	44,985	$2,503,207	(a)
Air Freight & Logistics — 0.8%
Yamato Holdings Co., Ltd.	309,000	4,089,128	(a)
Commercial Services & Supplies — 0.8%
Toppan Printing Co., Ltd.	514,000	4,077,528	(a)
Electrical Equipment — 0.2%
Nexans SA	17,788	1,028,474	(a)
Industrial Conglomerates — 2.2%
Bidvest Group Ltd.	186,386	2,947,588	(a)
Jardine Matheson Holdings Ltd.	52,000	1,817,038	(a)
Siemens AG, Registered Shares	67,109	6,005,376	(a)
Total Industrial Conglomerates		10,770,002
Machinery — 3.6%
Alfa Laval AB	189,700	2,450,301	(a)
Atlas Copco AB, Class A Shares	195,777	2,866,108	(a)
IMI PLC	415,910	4,226,563	(a)
Metso Corp.	68,549	2,188,974	(a)
SembCorp Marine Ltd.	1,620,000	4,428,921	(a)
Tata Motors Ltd., ADR	114,500	1,968,255
Total Machinery		18,129,122
Professional Services — 0.3%
WS Atkins PLC	149,200	1,506,599	(a)
Trading Companies & Distributors — 2.7%
Itochu Corp.	306,400	2,388,968	(a)
Mitsubishi Corp.	183,900	3,832,075	(a)
Mitsui & Co., Ltd.	401,100	4,715,521	(a)
Sojitz Corp.	1,667,000	2,610,747	(a)
Total Trading Companies & Distributors		13,547,311
Total Industrials		55,651,371
Information Technology — 6.6%
Communications Equipment — 0.6%
Nokia Oyj	118,284	965,822	(a)
Research In Motion Ltd.	44,700	2,197,314	*
Total Communications Equipment		3,163,136
Computers & Peripherals — 1.2%
Fujitsu Ltd.	593,000	3,725,464	(a)
Logitech International SA	161,659	2,195,620	*(a)
Total Computers & Peripherals		5,921,084
Electronic Equipment, Instruments & Components — 0.8%
Hitachi Ltd.	1,164,000	4,221,228	*(a)
Internet Software & Services — 0.2%
United Internet AG	76,677	843,125	(a)
IT Services — 1.0%
NTT Data Corp.	1,356	5,002,200	(a)
Office Electronics — 0.4%
Konica Minolta Holdings Inc.	182,500	1,756,248	(a)

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	7

Legg Mason Batterymarch International Equity Trust

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.4%
Infineon Technologies AG	658,832	$3,807,456	*(a)
STMicroelectronics NV	489,919	3,881,089	(a)
Tokyo Electron Ltd.	23,200	1,252,883	(a)
United Microelectronics Corp., ADR	986,900	2,871,879	*
Total Semiconductors & Semiconductor Equipment		11,813,307
Total Information Technology		32,720,328
Materials — 9.9%
Chemicals — 3.0%
BASF SE	75,679	4,128,786	(a)
Givaudan SA, Registered Shares	3,536	2,988,784	(a)
Lanxess AG	43,301	1,824,908	(a)
Mitsui Chemicals Inc.	1,483,000	4,117,461	(a)
Solvay SA	21,957	1,874,852	(a)
Total Chemicals		14,934,791
Construction Materials — 0.5%
Cemex SAB de CV, Participation Certificates, ADR	267,904	2,590,632	*
Metals & Mining — 5.9%
Anglo American PLC	71,781	2,495,369	*(a)
BHP Billiton Ltd.	240,550	7,481,070	(a)
BHP Billiton PLC	179,200	4,637,132	(a)
IAMGOLD Corp.	90,400	1,593,920
JFE Holdings Inc.	31,100	960,114	(a)
Magnitogorsk Iron & Steel Works, GDR	158,134	1,469,065	(b)
Mitsubishi Materials Corp.	585,000	1,561,549	*(a)
Norsk Hydro ASA	309,400	1,392,237	(a)
Rio Tinto Ltd.	24,256	1,343,392	(a)
Rio Tinto PLC	100,200	4,384,735	(a)
Sumitomo Metal Industries Ltd.	896,000	2,020,962	(a)
Total Metals & Mining		29,339,545
Paper & Forest Products — 0.5%
UPM-Kymmene Oyj	188,143	2,493,033	(a)
Total Materials		49,358,001
Telecommunication Services — 6.0%
Diversified Telecommunication Services — 3.0%
Deutsche Telekom AG, Registered Shares	134,444	1,584,859	(a)
Nippon Telegraph & Telephone Corp.	108,600	4,434,031	(a)
Portugal Telecom, SGPS, SA, Registered Shares	251,929	2,497,214	(a)
Tele2 AB	86,262	1,289,688	(a)
Telecom Italia SpA	2,066,896	2,278,102	(a)
Telefonica SA	160,399	2,962,008	(a)
Total Diversified Telecommunication Services		15,045,902
Wireless Telecommunication Services — 3.0%
America Movil SAB de CV, Series L Shares, ADR	60,600	2,878,500
Mobile TeleSystems, ADR	126,750	2,428,530
Vodafone Group PLC	4,746,231	9,835,236	(a)
Total Wireless Telecommunication Services		15,142,266
Total Telecommunication Services		30,188,168

See Notes to Financial Statements.

8	Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Batterymarch International Equity Trust

Security			Shares	Value
Utilities — 5.0%
Electric Utilities — 1.9%
E.ON AG			57,874	$1,557,954	(a)
Energias de Portugal SA			656,100	1,937,275	(a)
Kansai Electric Power Co. Inc.			207,900	5,075,947	(a)
Red Electrica de Espana			32,378	1,157,399	(a)
Total Electric Utilities				9,728,575
Gas Utilities — 1.0%
Snam Rete Gas SpA			425,580	1,691,879	(a)
Tokyo Gas Co., Ltd.			705,000	3,223,172	(a)
Total Gas Utilities				4,915,051
Multi-Utilities — 2.1%
GDF Suez			163,079	4,613,926	(a)
National Grid PLC			321,025	2,364,823	(a)
RWE AG			53,301	3,474,188	(a)
Total Multi-Utilities				10,452,937
Total Utilities				25,096,563
Total Common Stocks (Cost — $526,096,961)				485,656,374
Preferred Stocks — 1.0%
Financials — 1.0%
Commercial Banks — 1.0%
Banco Bradesco SA			167,300	2,605,431
Itau Unibanco Holding SA			127,700	2,299,307
Total Preferred Stocks (Cost — $5,700,647)				4,904,738
Total Investments before Short-Term Investments (Cost — $531,797,608)				490,561,112

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.3%
Repurchase Agreements — 1.3%
Bank of America repurchase agreement dated 6/30/10; Proceeds at maturity — $3,345,736; (Fully collateralized by U.S. government agency obligations, 0.000% due 9/29/10; Market value — $3,413,659)	0.010%	7/1/10	$3,345,735	3,345,735
Goldman Sachs & Co. repurchase agreement dated 6/30/10; Proceeds at maturity — $3,345,737; (Fully collateralized by U.S. government agency obligations, 6.625% due 11/15/30; Market value — $3,434,123)	0.010%	7/1/10	3,345,736	3,345,736
Total Short-Term Investments (Cost — $6,691,471)				6,691,471
Total Investments — 99.4% (Cost — $538,489,079#)				497,252,583
Other Assets in Excess of Liabilities — 0.6%				2,920,513
Total Net Assets — 100.0%				$500,173,096

*	Non-income producing security.

(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipt

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	9

Legg Mason Batterymarch International Equity Trust

Summary of Investments by Country†
Japan	25.0%
United Kingdom	19.7
Germany	10.3
France	8.0
Switzerland	6.4
Australia	4.3
Netherlands	2.6
Canada	2.5
Norway	2.0
Italy	1.8
Belgium	1.8
Spain	1.6
Finland	1.6
Sweden	1.3
Mexico	1.1
Brazil	1.0
Portugal	0.9
Singapore	0.9
Russia	0.8
China	0.7
Denmark	0.7
South Africa	0.6
Austria	0.6
Taiwan	0.6
Bermuda	0.5
Hong Kong	0.5
India	0.4
South Korea	0.4
Short-Term Investments	1.4
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2010 and are subject to change.

See Notes to Financial Statements.

10	Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments, at value (Cost — $538,489,079)	$497,252,583
Foreign currency, at value (Cost — $525,746)	528,225
Dividends and interest receivable	2,312,275
Receivable for securities sold	1,206,075
Receivable for Fund shares sold	467,169
Prepaid expenses	36,192
Total Assets	501,802,519

Liabilities:
Payable for Fund shares repurchased	972,612
Investment management fee payable	322,863
Distribution fees payable	113,932
Directors’ fees payable	21,887
Accrued expenses	198,129
Total Liabilities	1,629,423
Total Net Assets	$500,173,096

Net Assets:
Par value (Note 7)	$47,424
Paid-in capital in excess of par value	881,869,727
Undistributed net investment income	6,287,123
Accumulated net realized loss on investments and foreign currency transactions	(346,779,496)
Net unrealized depreciation on investments and foreign currencies	(41,251,682)
Total Net Assets	$500,173,096

Shares Outstanding:
Class A	757,212
Class C	12,020,997
Class FI	2,053,938
Class R	141,869
Class I	6,805,238
Class IS	25,644,357

Net Asset Value:
Class A†	$10.32
Class C†*	$10.30
Class FI†	$10.64
Class R†	$10.64
Class I†	$10.64
Class IS†	$10.64
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.95

†	Redemption price per share is NAV of the class' shares reduced by a 2% redemption fee on certain redemptions, including exchanges, of shares redeemed or exchanged within 60 days from purchase payment (See Note 1).

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$10,790,511
Interest	4,124
Less: Foreign taxes withheld	(1,095,419)
Total Investment Income	9,699,216

Expenses:
Investment management fee (Note 2)	2,055,625
Distribution fees (Notes 2 and 5)	785,408
Transfer agent fees (Note 5)	165,801
Custody fees	111,095
Registration fees	44,696
Directors’ fees	35,631
Shareholder reports	27,824
Audit and tax	20,831
Legal fees	20,799
Insurance	8,132
Miscellaneous expenses	23,947
Total Expenses	3,299,789
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,551)
Compensating balance arrangements (Note 1)	(338)
Net Expenses	3,295,900
Net Investment Income	6,403,316

Realized and Unrealized Loss on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(3,389,278)
Foreign currency transactions	(27,899)
Net Realized Loss	(3,417,177)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(81,775,971)
Foreign currencies	(89,176)
Change in Net Unrealized Appreciation/Depreciation	(81,865,147)
Net Loss on Investments and Foreign Currency Transactions	(85,282,324)
Decrease in Net Assets from Operations	$(78,879,008)

See Notes to Financial Statements.

12	Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited) and the Year Ended December 31, 2009	2010	2009

Operations:
Net investment income	$6,403,316	$11,835,264
Net realized loss	(3,417,177)	(85,562,226)
Change in net unrealized appreciation/depreciation	(81,865,147)	173,418,605
Increase (Decrease) in Net Assets From Operations	(78,879,008)	99,691,643

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(11,600,039)
Decrease in Net Assets from Distributions to Shareholders	—	(11,600,039)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	73,929,741	94,394,594
Reinvestment of distributions	—	11,481,095
Cost of shares repurchased	(69,109,051)	(167,635,306)
Increase (Decrease) in Net Assets From Fund Share Transactions	4,820,690	(61,759,617)
Increase (Decrease) in Net Assets	(74,058,318)	26,331,987

Net Assets:
Beginning of period	574,231,414	547,899,427
End of period*	$500,173,096	$574,231,414
* Includes undistributed and (overdistributed) net investment income, respectively, of:	$6,287,123	$(116,193)

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	13

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2010[2]	2009[3]

Net asset value, beginning of period	$11.98	$ 9.20

Income (loss) from operations:
Net investment income	0.13	0.23
Net realized and unrealized gain (loss)	(1.79)	2.80
Total income (loss) from operations	(1.66)	3.03

Less distributions from:
Net investment income	—	(0.25)
Total distributions	—	(0.25)

Net asset value, end of period	$10.32	$11.98
Total return[4]	(13.86)%	32.94%

Net assets, end of period (000s)	$7,814	$9,322

Ratios to average net assets:
Gross expenses[5]	1.23%	1.19%
Net expenses[5,6,7]	1.23	1.19
Net investment income[5]	2.29	2.40

Portfolio turnover rate	48%	123%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period February 3, 2009 (commencement of operations) to December 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	The impact of compensating balance arrangements, if any, was less than 0.01%

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.35% until December 31, 2011.

See Notes to Financial Statements.

14	Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2010[2,3]	2009[3]	2008[3]	2007[3]	2006[3]	2005

Net asset value, beginning of period	$ 12.00	$ 10.16	$ 19.31	$ 19.66	$ 16.06	$ 13.52

Income (loss) from operations:
Net investment income	0.09	0.16	0.29	0.16	0.04	0.05
Net realized and unrealized gain (loss)	(1.79)	1.84	(9.16)	1.42	4.19	2.53
Total income (loss) from operations	(1.70)	2.00	(8.87)	1.58	4.23	2.58

Less distributions from:
Net investment income	—	(0.16)	(0.28)	(0.12)	(0.01)	(0.04)
Net realized gains	—	—	—	(1.81)	(0.62)	—
Total distributions	—	(0.16)	(0.28)	(1.93)	(0.63)	(0.04)

Net asset value, end of period	$10.30	$12.00	$10.16	$19.31	$19.66	$16.06
Total return[4]	(14.17)%	19.65%	(45.95)%	8.27%	26.39%	19.11%

Net assets, end of period (000s)	$123,769	$163,709	$192,768	$505,182	$449,534	$244,899

Ratios to average net assets:
Gross expenses	1.98%[5]	1.96%	1.92%	1.92%	2.00%	2.11%
Net expenses[6]	1.98 [5,7]	1.95 [7,8]	1.92	1.91 [8]	2.00	2.10 [8]
Net investment income	1.51 [5]	1.54	1.86	0.75	0.21	0.42

Portfolio turnover rate	48%	123%	114%	120%	111%	118%

[1]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Per share amounts have been calculated using the average shares method.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.10% until December 31, 2011.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	15

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2010[2,3]	2009[3]	2008[3]	2007[3]	2006[3]	2005

Net asset value, beginning of period	$ 12.36	$ 10.47	$ 20.01	$ 20.33	$ 16.54	$ 13.94

Income (loss) from operations:
Net investment income	0.13	0.25	0.40	0.30	0.16	0.18
Net realized and unrealized gain (loss)	(1.85)	1.88	(9.51)	1.48	4.34	2.60
Total income (loss) from operations	(1.72)	2.13	(9.11)	1.78	4.50	2.78

Less distributions from:
Net investment income	—	(0.24)	(0.43)	(0.29)	(0.09)	(0.18)
Net realized gains	—	—	—	(1.81)	(0.62)	—
Total distributions	—	(0.24)	(0.43)	(2.10)	(0.71)	(0.18)

Net asset value, end of period	$10.64	$12.36	$10.47	$20.01	$20.33	$16.54
Total return[4]	(13.92)%	20.35%	(45.54)%	9.03%	27.28%	20.03%

Net assets, end of period (000s)	$21,859	$25,798	$32,050	$54,058	$30,502	$15,710

Ratios to average net assets:
Gross expenses	1.29%[5]	1.28%	1.22%	1.20%	1.27%	1.43%
Net expenses[6]	1.29 [5,7]	1.28 [7]	1.22	1.20	1.27	1.35 [8]
Net investment income	2.21 [5]	2.38	2.51	1.39	0.86	1.20

Portfolio turnover rate	48%	123%	114%	120%	111%	118%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Per share amounts have been calculated using the average shares method.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 1.35% until December 31, 2011.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2010[2]	2009	2008	2007	2006[3]

Net asset value, beginning of period	$12.37	$10.47	$19.95	$20.32	$20.33

Income (loss) from operations:
Net investment income	0.11	0.22	0.34	0.07	0.00 [4]
Net realized and unrealized gain (loss)	(1.84)	1.88	(9.47)	1.64	(0.01)
Total income (loss) from operations	(1.73)	2.10	(9.13)	1.71	(0.01)

Less distributions from:
Net investment income	—	(0.20)	(0.35)	(0.27)	—
Net realized gains	—	—	—	(1.81)	—
Total distributions	—	(0.20)	(0.35)	(2.08)	—

Net asset value, end of period	$10.64	$12.37	$10.47	$19.95	$20.32
Total return[5]	(13.99)%	20.06%	(45.80)%	8.67%	(0.05)%

Net assets, end of period (000s)	$1,509	$1,898	$2,598	$3,712	$10

Ratios to average net assets:
Gross expenses	2.01%[6]	1.89%	1.71%	1.96%	1.40%[6]
Net expenses[7]	1.60 [6,8,9]	1.60 [8,9]	1.60 [9]	1.60 [9]	1.40 [6]
Net investment income (loss)	1.90 [6]	2.08	2.17	0.31	(1.35)[6]

Portfolio turnover rate	48%	123%	114%	120%	111%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.60% until December 31, 2011.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	17

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2010[2,3]	2009[3]	2008[3]	2007[3]	2006[3]	2005

Net asset value, beginning of period	$ 12.33	$ 10.44	$ 19.99	$ 20.29	$ 16.50	$ 13.98

Income (loss) from operations:
Net investment income	0.15	0.28	0.53	0.39	0.17	0.18
Net realized and unrealized gain (loss)	(1.84)	1.90	(9.60)	1.46	4.39	2.64
Total income (loss) from operations	(1.69)	2.18	(9.07)	1.85	4.56	2.82

Less distributions from:
Net investment income	—	(0.29)	(0.48)	(0.34)	(0.15)	(0.30)
Net realized gains	—	—	—	(1.81)	(0.62)	—
Total distributions	—	(0.29)	(0.48)	(2.15)	(0.77)	(0.30)

Net asset value, end of period	$10.64	$12.33	$10.44	$19.99	$20.29	$16.50
Total return[4]	(13.71)%	20.87%	(45.38)%	9.40%	27.70%	20.38%

Net assets, end of period (000s)	$72,414	$89,298	$85,952	$525,597	$209,791	$21,475

Ratios to average net assets:
Gross expenses	0.94%[5]	0.91%	0.86%	0.84%	0.93%	1.01%
Net expenses[6]	0.94 [5,7]	0.90 [7,8]	0.86	0.84	0.93	1.01
Net investment income	2.60 [5]	2.58	3.06	1.83	0.88	1.30

Portfolio turnover rate	48%	123%	114%	120%	111%	118%

[1]	On October 5, 2009, Institutional Class shares were renamed Class I shares.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Per share amounts have been calculated using the average shares method.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.10% until December 31, 2011.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2010[3]	2009	2008[4]

Net asset value, beginning of period	$ 12.33	$ 10.44	$ 16.48

Income (loss) from operations:
Net investment income	0.16	0.28	0.11
Net realized and unrealized gain (loss)	(1.85)	1.91	(5.69)
Total income (loss) from operations	(1.69)	2.19	(5.58)

Less distributions from:
Net investment income	—	(0.30)	(0.46)
Total distributions	—	(0.30)	(0.46)

Net asset value, end of period	$10.64	$12.33	$10.44
Total return[5]	(13.71)%	20.92%	(33.81)%

Net assets, end of period (000s)	$272,808	$284,206	$234,531

Ratios to average net assets:
Gross expenses	0.86%[6]	0.86%	0.85%[6]
Net expenses[7]	0.86 [6,8]	0.86 [8]	0.85 [6]
Net investment income	2.71 [6]	2.57	2.25 [6]

Portfolio turnover rate	48%	123%	114%

[1]	On October 5, 2009, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2010 (unaudited).

[4]	For the period August 4, 2008 (commencement of operations) to December 31, 2008.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 1.10% until December 31, 2011. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares.

See Notes to Financial Statements.

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch International Equity Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20	Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	—	$61,616,231	—	$61,616,231
Consumer staples	$2,106,872	46,897,407	—	49,004,279
Energy	9,237,498	26,690,562	—	35,928,060
Financials	5,179,191	101,015,202	—	106,194,393
Health care	—	39,898,980	—	39,898,980
Industrials	1,968,255	53,683,116	—	55,651,371
Information technology	5,069,193	27,651,135	—	32,720,328
Materials	7,045,854	42,312,147	—	49,358,001
Telecomunication services	5,307,030	24,881,138	—	30,188,168
Utilities	—	25,096,563	—	25,096,563
Preferred stocks:	4,904,738	—	—	4,904,738
Total long-term investments	$40,818,631	$449,742,481	—	$490,561,112
Short-term investments†	—	$6,691,471	—	$6,691,471
Total investments	$40,818,631	$456,433,952	—	$497,252,583

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended June 30, 2010, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	21

values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to- market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Redemption fee. The Fund imposes a 2% redemption fee on certain redemptions, including exchanges, of Fund shares redeemed or exchanged within 60 days of the date of their purchase. The fee is payable to the Fund.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized

22	Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s investment adviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Batterymarch 66 2/3% of the net management fee it receives from the Fund.

As a result of an expense limitation agreement between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A, C, FI, R, I and IS shares will not exceed 1.35%, 2.10%, 1.35%, 1.60%, 1.10% and 1.10%, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. The expense limitation agreements cannot be terminated prior to December 31, 2011 without the Board of Directors’ consent.

During the six months ended June 30, 2010, fees waived and/or expenses reimbursed amounted to $3,551.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund within three years after the year in which the manager earned the fee or incurred the expense if the Fund’s total annual operating expenses have fallen to a level below the expense limitations (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these agreements, at June 30, 2010, the Fund had remaining fee waivers and expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class R
Expires December 31, 2013	$627
Fee waivers/expense reimbursements subject to recapture	$627

For the six months ended June 30, 2010, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”) which applies if shares are redeemed within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares,

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	23

which, when combined with current holdings of Class A shares equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2010, LMIS and its affiliates received sales charges of approximately $300 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2010, CDSCs paid to LMIS and its affiliates were approximately $4,000 for Class C shares.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds managed by affiliates of Legg Mason in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

All officers and two Directors of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$262,497,670
Sales	256,222,304

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,334,559
Gross unrealized depreciation	(66,571,055)
Net unrealized depreciation	$(41,236,496)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2010, the Fund did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Forward foreign currency contracts	$253,688

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Forward foreign currency contracts	$(35,162)

During the six months ended June 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value†
Forward foreign currency contracts (to buy)	$725,468
Forward foreign currency contracts (to sell)	2,629,086
†	At June 30, 2010, there were no open positions held in these derivatives.

24	Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each class, respectively. The Fund also pays a distribution fee with respect to its Class C and Class R shares calculated at the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of each class. The Rule 12b-1 plans for Class R and Class FI provide for payments of distribution and service fees to LMIS at an annual rate of up to 0.75% and 0.40% of each class’s average daily net assets, respectively, subject to the authority of the Board of Directors of the Fund to set a lower amount. The Board of Directors has currently approved payments under the plans of 0.50% and 0.25% of the average daily net assets of Class R and Class FI, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class A	$10,860	$5,251
Class C	739,521	93,386
Class FI	30,718	22,033
Class R	4,309	5,648
Class I	—	33,944
Class IS	—	5,539
Total	$785,408	$165,801

For the six months ended June 30, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class A	—
Class C	—
Class FI	—
Class R	$3,551
Class I	—
Class IS	—
Total	$3,551

6. Distributions to shareholders by class

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
Net Investment Income:
Class A	—	$193,006	[1]
Class C2	—	2,145,379
Class FI3	—	498,319
Class R	—	30,992
Class I3	—	2,064,389
Class IS3	—	6,667,954
Total	—	$11,600,039

[1]	For the period February 3, 2009 (commencement of operations) to December 31, 2009.

[2]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[3]	On October 5, 2009, Financial Intermediary Class, Institutional Class and Institutional Select Class shares were renamed Class FI, Class I and Class IS shares, respectively.

7. Capital shares

At June 30, 2010, there were 125,000,000 shares authorized at $.001 par value for each of Class A, Class C and Class I, 100,000,000 shares authorized at $.001 par value for each of Class FI and Class IS, and 500,000,000 shares authorized at $.001 par value for Class R.

Legg Mason Batterymarch International Equity Trust 2010 Semi-Annual Report	25

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares		Amount
Class A
Shares sold	26,971	$307,092	964,719	*	$8,996,149	*
Shares issued on reinvestment	—	—	15,888	*	191,924	*
Shares repurchased	(48,020)	(566,243)	(202,346)	*	(1,890,704)	*
Net increase (decrease)	(21,049)	$(259,151)	778,261	*	$7,297,369	*

Class C1
Shares sold	271,024	$3,170,451	853,590		$8,588,742
Shares issued on reinvestment	—	—	175,382		2,122,117
Shares repurchased	(1,896,448)	(21,913,647)	(6,356,302)		(63,264,352)
Net decrease	(1,625,424)	$(18,743,196)	(5,327,330)		$(52,553,493)

Class FI2
Shares sold	115,231	$1,336,829	480,404		$4,827,691
Shares issued on reinvestment	—	—	38,220		476,604
Shares repurchased	(148,829)	(1,806,816)	(1,492,908)		(16,762,807)
Net decrease	(33,598)	$(469,987)	(974,284)		$(11,458,512)

Class R
Shares sold	20,345	$249,837	51,913		$517,979
Shares issued on reinvestment	—	—	2,483		30,992
Shares repurchased	(31,875)	(379,837)	(149,044)		(1,699,274)
Net decrease	(11,530)	$(130,000)	(94,648)		$(1,150,303)

Class I2
Shares sold	838,982	$9,977,846	2,177,827		$24,124,090
Shares issued on reinvestment	—	—	160,089		1,991,503
Shares repurchased	(1,273,930)	(14,942,955)	(3,327,707)		(36,281,599)
Net decrease	(434,948)	$(4,965,109)	(989,791)		$(10,166,006)

Class IS2
Shares sold	5,099,800	$58,887,686	4,551,295		$47,339,943
Shares issued on reinvestment	—	—	536,440		6,667,955
Shares repurchased	(2,511,664)	(29,499,553)	(4,493,562)		(47,736,570)
Net increase	2,588,136	$29,388,133	594,173		$6,271,328

*	For the period February 3, 2009 (commencement of operations) to December 31, 2009.

[1]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[2]	On October 5, 2009, Financial Intermediary Class, Institutional Class and Institutional Select Class shares were renamed Class FI, Class I and Class IS shares, respectively.

8. Line of credit

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on March 3, 2011. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2010.

9. Capital loss carryforward

As of December 31, 2009, the Fund had a net capital loss carryforward of approximately $333,349,321, of which $145,707,230 expires in 2016 and $187,642,091 expires in 2017. These amounts will be available to offset any future taxable capital gains.

Legg Mason Batterymarch

International Equity Trust

Directors

Mark R. Fetting Chairman

David R. Odenath President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Batterymarch Financial Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Batterymarch International Equity Trust

The Fund is a separate investment series of Legg Mason Global Trust, Inc.

Legg Mason Batterymarch International Equity Trust

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch International Equity Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone and through our websites;

•	Information about your transactions with us, our affiliates or others (such as your purchases, sales or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information, about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012837 8/10 SR10-1175

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Trust, Inc.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President of
Legg Mason Global Trust, Inc.

Date: August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President of
Legg Mason Global Trust, Inc.

Date: August 31, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Global Trust, Inc.

Date: August 31, 2010